UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06142

THE JAPAN EQUITY FUND, INC.
(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey		07302
(Address of principal executive offices)		(Zip code)

John J. O’Keefe The Japan Equity Fund, Inc. c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(201) 915-3054

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2006

Item 1. Schedule of Investments. – The schedule of investments for the three-month period ended January 31, 2006 is filed herewith.

The Japan Equity Fund, Inc.

Portfolio of Investments

January 31, 2006 (unaudited)

COMMON STOCKS—97.31%

Shares		Value
Banks–12.19%
422	Mitsubishi UFJ Financial Group, Inc.	6,086,712
420	Mizuho Financial Group, Inc.	3,441,154
120,000	The Bank of Fukuoka, Ltd.	1,033,370
180,000	The Bank of Yokohama, Ltd.	1,459,418
65,000	The Chiba Bank, Ltd.	588,589
300,000	The Sumitomo Trust & Banking Co., Ltd.	3,305,454
		15,914,697
Chemicals–6.26%
61,000	Asahi Organic Chemicals Industry Co., Ltd.	282,692
14,000	Kao Corp.	403,858
21,000	Nitto Denko Corp.	1,779,722
57,000	Shin-Etsu Chemical Co., Ltd.	3,244,773
130,000	Tokuyama Corp.	2,468,635
		8,179,680
Communication–4.46%
100	KDDI Corp.	529,146
17,000	Nippon System Development Co., Ltd.	612,273
660	NTT Corp.	3,064,266
1,000	NTT DoCoMo, Inc.	1,621,575
		5,827,260
Construction–2.73%
90,000	Daiwa House Industry Co., Ltd.	1,513,186
45,000	Kandenko Co., Ltd.	352,949
180,000	Maeda Corp.	1,219,766
60,000	Shimizu Corp.	474,183
		3,560,084
Electric Appliances–14.07%
14,000	Canon Inc.	845,950
38,400	Enplas Corp.	1,022,514
7,000	Fanuc Ltd.	617,137
10,000	Hirose Electric Co., Ltd.	1,520,014
17,000	Japan Electronic Materials Corp.	474,439
2,300	Keyence Corp.	633,055
149,000	Matsushita Electric Industrial Co., Ltd.	3,242,724
14,000	Murata Manufacturing Co., Ltd.	1,015,618
38,000	Neomax Co., Ltd.	1,310,233
10,500	Rohm Co., Ltd.	1,136,298
148,000	Sharp Corp.	2,709,397
50	Sumida Corp.	1,071
22,000	TDK Corp.	1,594,094
350,000	Toshiba Corp.	2,243,322
		18,365,866
Electric Power & Gas–3.01%
72,000	Kyushu Electric Power Co., Inc.	1,640,693
36,000	Tohoku Electric Power Co., Inc.	775,796
60,000	Tokyo Electric Power Co., Inc.	1,510,626
		3,927,115

1

Glass & Ceramic Products–1.53%
85,000	Asahi Glass Co., Ltd.	1,230,349
18,000	Nichiha Corp.	370,231
90,000	Nippon Sheet Glass Co., Ltd.	400,188
		2,000,768
Insurance–3.50%
190,000	Aioi Insurance Co., Ltd.	1,316,719
60	Millea Holdings Inc.	1,152,172
100,000	Mitsui Sumitomo Insurance Co., Ltd.	1,228,983
120,000	Nissay Dowa General Insurance Co., Ltd.	869,506
		4,567,380
Iron & Steel–0.47%
17,000	JFE Holdings, Inc.	610,822

Land Transportation–2.29%
430	East Japan Railway Co.	2,990,953

Machinery–6.18%
23,600	Amano Corp.	478,365
70,000	Komatsu Ltd.	1,305,368
49,200	Miura Co., Ltd.	1,352,087
200,000	NSK Ltd.	1,483,315
16,500	SMC Corp.	2,530,554
29,000	THK Co., Ltd.	918,238
		8,067,927
Marine Transportation–1.09%
192,000	Nippon Yusen Kabushiki Kaisha	1,420,705

Metal Products–0.29%
30,000	NHK Spring Co., Ltd.	377,656

Non-Ferrous Metals–3.28%
310,000	Mitsui Mining & Smelting Co., Ltd.	2,455,236
110,000	Sumitomo Electric Industries, Ltd.	1,825,979
		4,281,215
Other Financing Business–2.69%
75,500	Hitachi Capital Corp.	1,443,373
8,000	Orix Corp.	2,072,203
		3,515,576
Other Products–1.21%
5,000	Nintendo Co., Ltd.	686,609
66,000	Toppan Printing Co., Ltd.	893,369
		1,579,978
Pharmaceutical–4.25%
28,000	Astellas Pharma Inc.	1,159,000
33,300	Eisai Co., Ltd.	1,423,854
5,000	Nippon Shinyaku Co., Ltd.	42,545
12,000	Ono Pharmaceuticals Co., Ltd.	541,777
42,000	Takeda Pharmaceutical Co., Ltd.	2,380,131
		5,547,307
Precision Instruments–2.15%
41,200	Hoya Corp.	1,652,641
4,500	Micronics Japan Co., Ltd.	242,724
32,000	Terumo Corp.	914,910
		2,810,275
Pulp & Paper–0.90%
300	Nippon Paper Group Inc.	1,177,776

2

Real Estate–1.94%
120,000	Mitsui Fudosan Co., Ltd.	2,529,658

Retail Trade–6.24%
6,600	Cawachi Ltd.	263,054
16,000	Gigas K’s Denki Corp.	596,740
13,000	Nitori Co., Ltd.	1,381,326
29,000	Seven & I Holdings Co., Ltd.	1,227,618
10,000	Shimamura Co., Ltd.	1,269,950
20,000	Sundrug Co., Ltd.	1,287,019
12,600	Xebio Co., Ltd.	701,135
11,000	Yamada Denki Co., Ltd.	1,419,476
		8,146,318
Rubber Products–0.58%
135,000	Yokahama Rubber Co., Ltd.	763,890

Securities–1.20%
80,000	Nomura Holdings Inc.	1,563,540

Services–0.44%
5,000	Nomura Research Institute, Ltd.	580,353

Steel–0.60%
112,000	Godo Steel, Ltd.	782,862

Textile & Apparel–0.84%
161,000	Teijin Ltd.	1,099,257

Transportation Equipment–11.09%
42,000	Aisin Seiki Co., Ltd.	1,555,688
38,000	Denso Corp.	1,339,421
49,000	Honda Motor Co., Ltd.	2,785,184
270,000	Mazda Motor Corp.	1,251,259
11,400	NOK Corp.	350,260
80	Tachi-S Co., Ltd.	888
30,000	Tokai Rika Co., Ltd.	821,883
123,000	Toyota Motor Corp.	6,382,521
		14,487,104
Wholesale Trade–1.83%
36,000	Hitachi High-Technologies Corp.	1,013,911
100,000	Sumitomo Corp.	1,369,805
		2,383,716

Total Common Stocks (Cost–$89,988,748)		127,059,738

SHORT-TERM INVESTMENTS–0.18%

Principal Amount			Value
(000)
U.S. DOLLAR TIME DEPOSIT–0.18%
$238	Bank of New York Time Deposit, 0.05%, due 2/1/06 (Cost–$237,913)		237,913

Total Investments–97.49% (Cost–$90,226,661)			127,297,651

Other assets less liabilities–2.51%			3,277,606

NET ASSETS
	(Applicable to 14,420,917 shares of capital stock outstanding; equivalent to $9.05 per share)	100.00%	$130,575,257

3

Item 2. Controls and Procedures.

a)              The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

b)             There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)          Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30-a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Japan Equity Fund, Inc.

By	\s\John J. O’Keefe
John J. O’Keefe, Vice President & Treasurer

Date: February 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\John J. O’Keefe	Date: February 6, 2006
John J. O’Keefe, Vice President & Treasurer

\s\ Hiroshi Kimura		Date: February 6, 2006
Hiroshi Kimura, Chairman